RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Risk Management [Abstract]
Schedule of Credit Risk Exposure
Credit risk arises from cash and cash equivalents and trade and other receivables. The exposure as of the reporting date is as follows:

	As at December 31,
	2024	2023
Trade and other receivables (excluding prepayments and deferred costs)	19,429	20,136
Cash and cash equivalents	13,729	25,429
	33,158	45,565

Disclosure of Aging of Trade Receivables
The aging of trade receivables that are past due but not impaired is shown below:

	As at December 31,
	2024	2023
1-30 days past due	3,985	264
31-60 days past due	1,610	849
61-90 days past due	751	838
More than 90 days past due	737	374
	7,083	2,325

Schedule of Credit Loss Allowance Activity
The activity in the credit loss allowance was as follows:

	Year ended December 31,
	2024	2023
Balance at the beginning of the period	1,757	877
Movements in credit loss allowance	378	914
Write offs	(356)	—
Translation effect	(115)	(34)
Balance at the end of the period	1,664	1,757

Schedule of Maturity Analysis for Non-derivative Financial Liabilities
The following tables summarize the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Balances due less than 1 year equal their carrying values (except for deferred consideration) as the impact of discounting is insignificant.

	Less than 1 year	Between 1 and 2 years	More than 2 years	TOTAL
As of December 31, 2024
Deferred consideration	11,487	—	—	11,487
Borrowings and interest(1)	5,165	4,804	16,612	26,581
Lease liability	1,213	1,188	3,571	5,972
Trade and other payables	5,028	—	—	5,028
Total	22,893	5,992	20,183	49,068
As of December 31, 2023
Deferred consideration	19,229	—	—	19,229
Lease liability	533	522	1,018	2,073
Trade and other payables	7,373	—	—	7,373
Total	27,135	522	1,018	28,675
(1) The amounts above include contractual interest obligations for floating rate borrowings as at December 31, 2024 based on the amortization schedule for such borrowings and the interest rate as at December 31, 2024.